Derivatives - Summary of Financial Assets and Liabilities at Fair Value (Detail) - Level 2 – Significant other observable inputs - Swaps - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Net Assets (Liabilities)	$ (1,718)	$ (5,780)
Prepaids and other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	144	0
Deferred charges and other assets
Derivatives, Fair Value [Line Items]
Derivative Assets	0	0
Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(1,752)	(4,457)
Other deferred credits
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (110)	$ (1,323)